CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 4,237	$ 6,987	$ 7,837	$ 14,197
Cost of revenues	2,702	5,302	6,298	11,277
Gross profit	1,535	1,685	1,539	2,920
Research and development costs	425	1,205	916	2,356
Selling, general and administrative expenses	2,567	3,714	5,385	7,788
Gain on sales of subsidiaries and Appbuilder	(156)		(245)
Total operating expenses	2,836	4,919	6,056	10,144
Operating loss	(1,301)	(3,234)	(4,517)	(7,224)
Financial expenses, net	1,958	165	2,494	392
Other Income			(580)
Loss before taxes	(3,259)	(3,399)	(6,431)	(7,616)
Taxes on income	61	(85)	147	56
Net loss from continued operation	(3,320)	(3,314)	(6,578)	(7,672)
Net loss from discontinued operation	703	242	638	191
Net loss	(4,023)	(3,556)	(7,216)	(7,863)
Net result attributable to noncontrolling interests	85	94	141	29
Loss attributable to BluePhoenix shareholders	$ (4,108)	$ (3,650)	$ (7,357)	$ (7,892)
From continued operation- basic and diluted	$ (0.52)	$ (0.56)	$ (1.03)	$ (1.27)
From discontinued operation- basic and diluted	$ (0.1)	$ (0.04)	$ (0.1)	$ (0.03)
Attributed to the shareholders	$ (0.62)	$ (0.6)	$ (1.13)	$ (1.3)
Shares used in per share caluculation: Basic and diluted	6,600	6,114	6,520	6,064